Other Intangible Assets, Net - Schedule of Other Intangible Assets, Net (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Finite Lived Intangible Assets [Line Items]
Carrying Value	$ 377.2	$ 372.1
Accumulated Amortization	185.0	158.9
Net Carrying Value	$ 192.2	$ 213.2
Merchant Relationships
Finite Lived Intangible Assets [Line Items]
Weighted Average Amortization Period	8 years	8 years
Carrying Value	$ 176.8	$ 176.8
Accumulated Amortization	93.7	81.1
Net Carrying Value	$ 83.1	$ 95.7
Acquired Technology
Finite Lived Intangible Assets [Line Items]
Weighted Average Amortization Period	10 years	10 years
Carrying Value	$ 105.2	$ 105.2
Accumulated Amortization	37.5	32.2
Net Carrying Value	$ 67.7	$ 73.0
Trademarks and Trade Names
Finite Lived Intangible Assets [Line Items]
Weighted Average Amortization Period	9 years	9 years
Carrying Value	$ 55.5	$ 55.5
Accumulated Amortization	34.6	30.1
Net Carrying Value	$ 20.9	$ 25.4
Noncompete Agreements
Finite Lived Intangible Assets [Line Items]
Weighted Average Amortization Period	2 years	2 years
Carrying Value	$ 3.9	$ 3.9
Accumulated Amortization	3.8	3.6
Net Carrying Value	$ 0.1	$ 0.3
Capitalized Software Development Costs
Finite Lived Intangible Assets [Line Items]
Weighted Average Amortization Period	3 years	3 years
Carrying Value	$ 19.5	$ 14.9
Accumulated Amortization	3.8	2.0
Net Carrying Value	$ 15.7	$ 12.9
Leasehold Interest
Finite Lived Intangible Assets [Line Items]
Weighted Average Amortization Period	2 years	2 years
Carrying Value	$ 0.1	$ 0.1
Accumulated Amortization	$ 0.1	$ 0.1
Residual Commission Buyouts
Finite Lived Intangible Assets [Line Items]
Weighted Average Amortization Period	3 years	3 years
Carrying Value	$ 16.2	$ 15.7
Accumulated Amortization	11.5	9.8
Net Carrying Value	$ 4.7	$ 5.9